UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	120,000	$8,869,200
General Dynamics Corp.	73,500	4,662,840
Honeywell International, Inc.	150,000	8,707,500
United Technologies Corp.	123,100	9,163,564

		$31,403,104

Air Freight & Logistics — 0.5%
FedEx Corp.	50,000	$4,515,000

		$4,515,000

Biotechnology — 1.5%
Celgene Corp.(1)	78,192	$5,353,024
Gilead Sciences, Inc.(1)	150,000	8,149,500

		$13,502,524

Capital Markets — 1.9%
Ameriprise Financial, Inc.	90,000	$4,654,800
Goldman Sachs Group, Inc. (The)	72,400	7,305,160
State Street Corp.	135,000	5,451,300

		$17,411,260

Chemicals — 1.2%
Air Products and Chemicals, Inc.	60,000	$4,825,800
LyondellBasell Industries NV, Class A	130,000	5,788,900

		$10,614,700

Commercial Banks — 7.4%
Fifth Third Bancorp	350,000	$4,837,000
KeyCorp	735,000	5,865,300
PNC Financial Services Group, Inc.	193,900	11,459,490
Regions Financial Corp.	1,125,000	7,830,000
U.S. Bancorp	290,000	9,715,000
Wells Fargo & Co.	790,000	26,709,900

		$66,416,690

Computers & Peripherals — 3.0%
Apple, Inc.(1)	44,500	$27,178,820

		$27,178,820

Consumer Finance — 2.3%
American Express Co.	360,000	$20,775,600

		$20,775,600

Diversified Financial Services — 3.3%
Citigroup, Inc.	250,000	$6,782,500
JPMorgan Chase & Co.	645,000	23,220,000

		$30,002,500

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	350,000	$13,272,000
CenturyLink, Inc.	245,000	10,177,300

		$23,449,300

Security	Shares	Value
Electric Utilities — 2.4%
American Electric Power Co., Inc.	225,000	$9,504,000
NextEra Energy, Inc.	175,000	12,407,500

		$21,911,500

Energy Equipment & Services — 2.0%
National Oilwell Varco, Inc.	150,000	$10,845,000
Schlumberger, Ltd.	100,000	7,126,000

		$17,971,000

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	450,000	$20,362,500

		$20,362,500

Food Products — 3.2%
Kraft Foods, Inc., Class A	325,000	$12,905,750
Nestle SA	145,000	8,908,249
Unilever NV - NY Shares	210,000	7,276,500

		$29,090,499

Health Care Equipment & Supplies — 1.1%
Covidien PLC	175,000	$9,779,000

		$9,779,000

Health Care Providers & Services — 2.3%
Humana, Inc.	90,000	$5,544,000
UnitedHealth Group, Inc.	300,000	15,327,000

		$20,871,000

Industrial Conglomerates — 3.4%
General Electric Co.	1,250,000	$25,937,500
Tyco International, Ltd.	90,000	4,944,600

		$30,882,100

Insurance — 4.8%
ACE, Ltd.	110,000	$8,085,000
MetLife, Inc.	256,200	7,883,274
Prudential Financial, Inc.	144,600	6,981,288
Travelers Companies, Inc. (The)	195,000	12,216,750
XL Group PLC	375,000	7,743,750

		$42,910,062

Internet Software & Services — 0.7%
Google, Inc., Class A(1)	10,000	$6,329,700

		$6,329,700

IT Services — 1.8%
International Business Machines Corp.	85,000	$16,658,300

		$16,658,300

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	105,000	$5,845,350

		$5,845,350

Machinery — 0.9%
Eaton Corp.(2)	175,000	$7,672,000

		$7,672,000

Security	Shares	Value
Media — 4.0%
Comcast Corp., Class A	300,000	$9,765,000
Time Warner, Inc.	135,000	5,281,200
Walt Disney Co. (The)	420,000	20,638,800

		$35,685,000

Metals & Mining — 1.5%
BHP Billiton, Ltd. ADR	100,000	$6,634,000
Freeport-McMoRan Copper & Gold, Inc.	200,000	6,734,000

		$13,368,000

Multi-Utilities — 3.6%
National Grid PLC	900,000	$9,335,519
PG&E Corp.	150,000	6,924,000
Sempra Energy	225,000	15,842,250

		$32,101,769

Multiline Retail — 2.1%
Macy’s, Inc.	200,000	$7,168,000
Target Corp.	200,000	12,130,000

		$19,298,000

Oil, Gas & Consumable Fuels — 13.8%
Apache Corp.	69,300	$5,968,116
Chevron Corp.	245,000	26,847,100
ConocoPhillips	313,700	17,077,828
EOG Resources, Inc.	50,000	4,900,500
Exxon Mobil Corp.	312,500	27,140,625
Marathon Petroleum Corp.	115,000	5,439,500
Occidental Petroleum Corp.	258,000	22,453,740
Peabody Energy Corp.	200,000	4,176,000
Phillips 66	275,000	10,340,000

		$124,343,409

Pharmaceuticals — 8.1%
Johnson & Johnson	280,000	$19,381,600
Merck & Co., Inc.	580,000	25,618,600
Pfizer, Inc.	1,150,000	27,646,000

		$72,646,200

Real Estate Investment Trusts (REITs) — 3.9%
AvalonBay Communities, Inc.	70,000	$10,296,300
Boston Properties, Inc.	95,000	10,535,500
Public Storage, Inc.	32,000	4,766,400
Simon Property Group, Inc.	60,000	9,629,400

		$35,227,600

Road & Rail — 1.7%
Union Pacific Corp.	125,000	$15,326,250

		$15,326,250

Software — 2.4%
Microsoft Corp.	465,100	$13,706,497
Oracle Corp.	250,000	7,550,000

		$21,256,497

Specialty Retail — 0.5%
Bed Bath & Beyond, Inc.(1)	75,000	$4,571,250

		$4,571,250

Security	Shares	Value
Tobacco — 1.3%
Philip Morris International, Inc.	125,000	$11,430,000

		$11,430,000

Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc., Class B	125,000	$4,901,250
Vodafone Group PLC ADR	225,000	6,468,750

		$11,370,000

Total Common Stocks (identified cost $612,491,572)		$872,176,484

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.10%(3)(4)	$7,875	$7,875,000
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	26,866	26,866,180

Total Short-Term Investments (identified cost $34,741,180)		$34,741,180

Total Investments — 100.8% (identified cost $647,232,752)		$906,917,664

Other Assets, Less Liabilities — (0.8)%		$(6,932,967)

Net Assets — 100.0%		$899,984,697

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2012.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At July 31, 2012, the Portfolio loaned securities having a market value of $7,672,000 and received $7,875,000 of cash collateral for the loans.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 were $8,776 and $13,739, respectively.

The Portfolio did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$651,814,930

Gross unrealized appreciation	$256,418,844
Gross unrealized depreciation	(1,316,110)

Net unrealized appreciation	$255,102,734

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$59,554,250	$—		$—	$59,554,250
Consumer Staples	51,974,750	8,908,249		—	60,882,999
Energy	142,314,409	—		—	142,314,409
Financials	212,743,712	—		—	212,743,712
Health Care	122,644,074	—		—	122,644,074
Industrials	89,798,454	—		—	89,798,454
Information Technology	71,423,317	—		—	71,423,317
Materials	23,982,700	—		—	23,982,700
Telecommunication Services	34,819,300	—		—	34,819,300
Utilities	44,677,750	9,335,519		—	54,013,269
Total Common Stocks	$853,932,716	$18,243,768	*	$—	$872,176,484
Short-Term Investments	$—	$34,741,180		$—	$34,741,180
Total Investments	$853,932,716	$52,984,948		$—	$906,917,664

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using

Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012